CTIVP® – Fidelity Institutional AM® Total Bond Fund
(formerly CTIVP® – American Century Diversified Bond Fund)
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%	710,493	706,953
CyrusOne Data Centers Issuer I LLC(a)
Series 2024-1 Class A2
03/22/2049	4.760%	12,655,000	12,402,290
Series 2024-2A Class A2
05/20/2049	4.500%	4,300,000	4,181,369
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%	12,241,431	11,692,958
FinBe USA Trust(a)
Series 2025-1A Class A
12/15/2028	5.700%	6,652,008	6,652,215
FIP Master Funding LLC(a),(b)
Series 2026-1A Class A1
03/15/2056	4.900%	11,456,000	11,244,780
Flexential Issuer LLC(a)
Series 2025-1A Class A2
10/25/2060	6.030%	11,200,000	11,123,342
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-5CS Class A
10/20/2048	2.310%	4,408,488	3,526,817
Lyra Music Assets Delaware LP(a)
Series 2024-2 Class A2
12/22/2064	5.760%	8,004,455	8,047,858
Series 2025-1A Class A2
09/20/2065	5.604%	5,919,110	5,967,759
Mosaic Solar Loan Trust(a)
Series 2023-2 Class A
09/22/2053	5.360%	4,170,431	3,979,379
MP 2023 LLC(a)
Series 2025-1A Class A
11/15/2065	5.547%	11,304,696	11,201,789
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	13,000,000	8,181,945
Purchasing Power Funding LLC(a)
Series 2026-A Class A
08/15/2030	4.370%	11,648,000	11,586,879
RKTL(a)
Series 2026-1A Class A
02/26/2035	4.070%	9,743,987	9,734,726
RNL PH Owner LLC(a)
Series 2026-1 Class A
03/20/2056	4.910%	6,786,626	6,742,006
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	9,735,000	9,949,317
Stack Infrastructure Issuer LLC(a)
Series 2026-1 Class A2
03/25/2056	5.000%	11,523,532	11,138,492
Subway Funding LLC(a)
Series 2024-1A Class A2I
07/30/2054	6.028%	7,123,825	7,169,799
SVC ABS LLC(a)
Series 2026-1 Class A
03/20/2056	5.157%	7,568,191	7,502,051
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,336,850
Trackside Rail LLC(a)
Series 2026-1A Class A
03/20/2056	4.890%	11,978,000	11,861,867
VB-S1 Issuer LLC(a)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,915,536
Vertical Bridge CC LLC(a)
Series 2025-1A Class A
08/16/2055	5.163%	12,123,873	12,074,608
Voya CLO Ltd.(a),(c)
Series 2019-1A Class A2RR
3-month Term SOFR + 1.600% 10/15/2037	5.505%	11,150,000	11,105,578
Total Asset-Backed Securities — Non-Agency (Cost $210,622,834)			207,027,163

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

Arbor Realty Commercial Real Estate Notes Ltd.(a),(c)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.137%	3,429,261	3,430,924
BANK(a)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,424,373
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,848,924
BANK(a),(d)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,650,484

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Commercial Mortgage Trust(a)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,874,449
BBCMS Mortgage Trust(d)
Series 2024-5C27 Class AS
07/15/2057	6.410%	10,672,000	11,095,694
BBCMS Mortgage Trust(a),(e)
Subordinated Series 2019-BWAY Class E
11/25/2034	0.000%	8,236,000	41,145
Benchmark Mortgage Trust(a),(d)
Subordinated Series 2018-B5 Class D
07/15/2051	3.247%	5,659,000	4,486,014
Benchmark Mortgage Trust(a)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,248,705
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,203,866
Capital Automotive REIT(a)
Series 2024-2A Class A2
05/15/2054	5.250%	4,702,000	4,706,518
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,927,156
CSMC Trust(a),(c)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	4.937%	3,281,000	3,249,231
FS Commercial Mortgage Trust(a)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,068,369
Morgan Stanley Capital I Trust(a)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,356,219
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,721,124
ONNI Commercial Mortgage Trust(a),(d)
Series 2024-APT Class A
07/15/2039	5.753%	7,843,000	7,937,616
THPT Mortgage Trust(a),(d)
Series 2023-THL Class B
12/10/2034	7.924%	5,520,000	5,558,160
UBS Commercial Mortgage Trust(a),(d)
Subordinated Series 2018-C15 Class D
12/15/2051	5.307%	1,375,000	1,251,349
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $69,914,408)			65,080,320

Corporate Bonds & Notes 42.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Boeing Co. (The)
05/01/2040	5.705%	4,710,000	4,718,048
Honeywell Aerospace, Inc.(a)
03/16/2033	4.600%	1,223,000	1,208,298
03/16/2036	4.950%	3,768,000	3,738,277
Textron, Inc.
03/15/2036	4.950%	2,272,000	2,210,679
TransDigm, Inc.
01/15/2029	4.625%	1,720,000	1,689,616
05/01/2029	4.875%	5,170,000	5,095,253
Total			18,660,171
Airlines 0.6%
American Airlines, Inc.(a)
02/15/2028	7.250%	3,310,000	3,331,394
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	41	42
Avianca Midco 2 PLC(a)
02/14/2030	9.625%	2,704,000	2,519,028
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	4,693,000	4,435,172
Latam Airlines Group SA(a)
04/15/2030	7.875%	2,568,000	2,589,899
United Airlines Holdings, Inc.
03/01/2031	5.375%	5,590,000	5,474,720
United Airlines, Inc.(a)
04/15/2029	4.625%	2,945,000	2,886,989
Total			21,237,244
Automotive 0.5%
Allison Transmission, Inc.(a)
12/01/2033	5.875%	6,600,000	6,561,100
Ford Motor Credit Co. LLC
06/10/2030	7.200%	4,860,000	5,114,738
04/09/2031	5.420%	1,355,000	1,330,057
11/05/2031	6.054%	125,000	125,444
General Motors Financial Co., Inc.
06/18/2031	5.600%	2,852,000	2,919,135
07/15/2035	6.150%	1,975,000	2,041,622
Total			18,092,096
Banking 10.9%
ABN AMRO Bank NV(a),(f)
Subordinated
03/13/2037	3.324%	2,600,000	2,323,148
Ally Financial, Inc.
11/01/2031	8.000%	5,972,000	6,621,622
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria SA(f),(g)
	6.125%	3,400,000	3,384,634
	9.375%	1,783,000	1,923,404
Banco Mercantil del Norte SA(a),(f),(g)
	5.875%	4,076,000	4,020,299
	7.500%	1,493,000	1,488,376
Banco Santander SA(f),(g)
	4.750%	13,200,000	13,017,257
	9.625%	4,400,000	4,743,908
Bank of America Corp.(f)
01/24/2036	5.511%	5,370,000	5,473,806
03/15/2050	4.330%	3,215,000	2,606,493
Bank of Montreal(f)
05/26/2084	7.700%	6,823,000	7,007,303
Bank of Nova Scotia (The)(f),(g)
	8.000%	11,442,000	11,926,154
Barclays PLC(f),(g)
	8.000%	9,798,000	10,103,724
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a),(f)
Subordinated
01/18/2033	5.125%	5,490,000	5,371,386
BNP Paribas SA(a),(f),(g)
	8.500%	16,156,000	16,848,688
BPCE SA(a),(f)
Subordinated
01/14/2037	3.648%	5,790,000	5,197,186
Capital One Financial Corp.(f)
01/30/2032	4.722%	4,175,000	4,111,211
01/30/2037	5.399%	3,667,000	3,598,461
Subordinated
07/29/2032	2.359%	3,910,000	3,372,731
Citigroup, Inc.(f),(g)
	7.625%	14,147,000	14,623,221
Citigroup, Inc.(f)
03/31/2031	4.412%	2,340,000	2,311,266
09/11/2036	5.174%	3,550,000	3,515,650
03/04/2056	5.612%	1,740,000	1,672,096
Comerica Bank(f)
Subordinated
08/25/2033	5.332%	7,206,000	7,216,613
Credit Agricole SA(a),(f),(g)
	4.750%	5,211,000	4,946,846
Dresdner Funding Trust I(a)
06/30/2031	8.151%	7,625,000	8,182,224
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	3,660,000	3,830,111
01/21/2037	5.065%	2,400,000	2,349,915
01/21/2047	5.541%	1,845,000	1,757,254
01/28/2056	5.734%	2,540,000	2,472,130
HSBC Holdings PLC(f),(g)
	6.500%	9,839,000	9,835,777
	6.750%	4,509,000	4,457,146
	6.875%	6,484,000	6,522,775
Huntington Bancshares, Inc.(f)
01/28/2032	4.623%	7,275,000	7,173,330
ING Groep NV(f),(g)
	5.750%	16,715,000	16,694,726
Intesa Sanpaolo SpA(a),(f)
Subordinated
06/01/2032	4.198%	1,851,000	1,732,852
JPMorgan Chase & Co.(f),(g)
	3.650%	3,442,000	3,426,647
JPMorgan Chase & Co.(f)
04/22/2031	5.103%	5,156,000	5,249,234
01/22/2032	4.347%	2,745,000	2,706,018
04/22/2035	5.766%	6,142,000	6,394,674
02/22/2048	4.260%	4,960,000	4,050,631
KeyCorp(f)
03/06/2035	6.401%	1,760,000	1,866,535
Lloyds Banking Group PLC(f),(g)
	8.000%	8,473,000	8,850,469
Macquarie Bank Ltd.(a),(f),(g)
	6.125%	4,737,000	4,750,446
Morgan Stanley(f)
11/01/2029	6.407%	3,080,000	3,213,151
11/01/2034	6.627%	4,615,000	5,020,636
04/19/2035	5.831%	1,457,000	1,512,319
10/22/2036	4.892%	3,950,000	3,817,278
11/19/2055	5.516%	1,370,000	1,297,452
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%	2,160,000	2,152,604
Nationwide Building Society(a),(f)
Subordinated
10/18/2032	4.125%	3,050,000	3,010,671
NatWest Group PLC(f)
Subordinated
11/28/2035	3.032%	3,870,000	3,523,478
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	5,983,000	5,899,900
Pinnacle Financial Partners, Inc.
01/15/2036	5.957%	5,520,000	5,469,530

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB(a),(f),(g)
	6.875%	8,200,000	8,256,263
Societe Generale SA(a),(f),(g)
	6.750%	1,695,000	1,682,423
	9.375%	12,420,000	12,991,819
	10.000%	3,165,000	3,421,813
Standard Chartered PLC(a),(f),(g)
	7.750%	2,682,000	2,740,483
	7.875%	2,475,000	2,564,873
Sumitomo Mitsui Financial Group, Inc.(f)
Subordinated
03/03/2041	5.334%	3,816,000	3,689,329
Toronto-Dominion Bank (The)(f)
10/31/2082	8.125%	4,765,000	4,910,846
UBS Group AG(a),(f),(g)
	9.250%	12,345,000	13,146,560
Webster Financial Corp.(f)
Subordinated
09/11/2035	5.784%	3,775,000	3,830,836
Wells Fargo & Co.(f)
04/23/2036	5.605%	4,385,000	4,487,140
01/23/2047	5.433%	2,210,000	2,092,000
04/04/2051	5.013%	3,025,000	2,669,302
Western Alliance Bank(f)
Subordinated
11/15/2035	6.537%	6,836,000	6,694,979
Zions Bancorp NA(f)
Subordinated
11/19/2035	6.816%	5,940,000	6,102,959
Total			363,927,021
Brokerage/Asset Managers/Exchanges 0.9%
Charles Schwab Corp. (The)(f),(g)
Junior Subordinated
	4.000%	13,809,000	13,716,699
Citadel Finance LLC(a)
02/10/2030	5.900%	7,910,000	7,962,753
02/14/2031	5.150%	2,185,000	2,134,741
Coinbase Global, Inc.(a)
10/01/2028	3.375%	3,863,000	3,617,707
Jefferies Financial Group, Inc.
02/15/2036	5.500%	3,015,000	2,891,564
Total			30,323,464
Building Materials 0.8%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	9,040,000	8,336,988
Eagle Materials, Inc.
03/15/2036	5.000%	3,689,000	3,528,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana-Pacific Corp.(a)
03/15/2029	3.625%	3,670,000	3,532,865
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,040,000	2,073,497
03/01/2033	6.750%	5,007,000	5,085,884
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	692,000	695,441
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,971,000	3,749,213
Total			27,002,800
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,105,000	2,105,383
02/01/2028	5.000%	3,445,000	3,413,279
03/01/2030	4.750%	6,863,000	6,509,424
Cox Communications, Inc.(a)
06/15/2033	5.700%	2,669,000	2,646,081
Sirius XM Radio, Inc.(a)
07/15/2028	4.000%	8,915,000	8,615,255
Total			23,289,422
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,108,000	517,526
Celanese US Holdings LLC
02/15/2031	7.000%	4,555,000	4,673,870
Total			5,191,396
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
10/15/2033	5.950%	4,998,000	5,158,924
Herc Holdings, Inc.(a)
06/15/2033	7.250%	3,029,000	3,109,943
United Rentals North America, Inc.(a)
12/15/2029	6.000%	2,290,000	2,327,313
Total			10,596,180
Consumer Cyclical Services 0.3%
Airbnb, Inc.
03/16/2031	4.650%	2,085,000	2,081,247
03/16/2036	5.250%	2,365,000	2,362,972
CBRE Services, Inc.
01/15/2033	4.900%	6,095,000	6,019,997
Total			10,464,216
Consumer Products 0.2%
Coty ,Inc./HFC Prestige Products, Inc./International US LLC(a)
01/15/2031	5.600%	5,155,000	4,985,608
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.6%
Chart Industries, Inc.(a)
01/01/2030	7.500%	7,288,000	7,571,880
CompoSecure Holdings LLC(a)
02/01/2033	5.625%	4,535,000	4,433,851
Eaton Corp.
03/06/2031	4.200%	2,480,000	2,445,257
03/06/2036	4.800%	1,910,000	1,885,756
Weir Group, Inc.(a)
05/06/2030	5.350%	3,111,000	3,150,988
WESCO Distribution, Inc.(a)
04/15/2034	5.500%	1,174,000	1,157,140
Total			20,644,872
Electric 2.0%
Arizona Public Service Co.
08/15/2034	5.700%	2,771,000	2,870,713
Commonwealth Edison Co.
06/01/2055	5.950%	3,703,000	3,769,103
DTE Electric Co.
03/01/2056	5.550%	1,232,000	1,190,949
Duke Energy Florida LLC
12/01/2035	4.850%	1,717,000	1,687,123
11/15/2052	5.950%	2,100,000	2,127,077
Duke Energy Progress LLC
03/15/2053	5.350%	1,275,000	1,190,424
Emera US Finance LLC
04/01/2033	5.200%	1,285,000	1,278,286
Emera, Inc.(f)
Junior Subordinated
06/15/2076	6.750%	7,364,000	7,365,564
Entergy Louisiana LLC
04/15/2036	4.900%	1,213,000	1,183,718
Hawaiian Electric Co., Inc.(a)
10/01/2033	6.000%	8,523,000	8,509,394
ITC Holdings Corp.(a),(h)
04/15/2036	5.500%	1,284,000	1,287,402
Kentucky Utilities Co.
08/15/2055	5.850%	2,418,000	2,406,684
Louisville Gas and Electric Co.
08/15/2055	5.850%	698,000	693,867
MidAmerican Energy Co.
09/15/2054	5.850%	9,337,000	9,362,606
Niagara Mohawk Power Corp.(a)
10/03/2030	4.647%	1,260,000	1,255,062
Palomino Funding Trust I(a)
05/17/2028	7.233%	1,650,000	1,725,507
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Puget Energy, Inc.(a),(f)
Junior Subordinated
09/15/2056	7.000%	4,236,000	4,196,579
09/15/2056	7.250%	4,236,000	4,217,595
Southern Co. (The)(f)
04/01/2058	6.000%	5,061,000	5,084,824
Xcel Energy, Inc.(f)
12/03/2056	5.750%	4,160,000	4,059,015
Total			65,461,492
Finance Companies 3.7%
Air Lease Corp.(f),(g)
Junior Subordinated
	4.650%	6,495,000	6,448,757
Aircastle Ltd.(a),(f),(g)
	5.250%	13,285,000	13,220,239
Ares Strategic Income Fund
03/15/2028	5.700%	2,310,000	2,308,033
Avolon Holdings Funding Ltd.(a)
04/01/2033	4.850%	4,126,000	3,954,175
Blackstone Private Credit Fund
03/15/2027	3.250%	5,600,000	5,460,448
07/16/2029	5.950%	4,732,000	4,662,828
Blue Owl Credit Income Corp.
09/16/2027	7.750%	4,810,000	4,880,536
01/15/2029	7.750%	5,145,000	5,258,136
Blue Owl Technology Finance Corp.
03/15/2028	6.100%	9,035,000	8,935,874
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%	8,230,000	8,345,190
05/01/2031	6.875%	6,880,000	6,431,861
Goldman Sachs BDC, Inc.
01/28/2029	5.100%	3,395,000	3,299,718
Goldman Sachs Private Credit Corp.(a)
02/23/2028	5.050%	5,230,000	5,158,280
Golub Capital BDC, Inc.
02/15/2027	2.050%	5,437,000	5,268,902
12/05/2028	7.050%	4,232,000	4,336,295
Golub Capital Private Credit Fund(a)
08/15/2028	5.450%	4,955,000	4,889,273
HPS Corporate Lending Fund
01/14/2028	5.450%	1,520,000	1,508,509
09/30/2029	6.250%	1,638,000	1,635,912
HPS Corporate Lending Fund(a)
09/11/2028	4.900%	2,670,000	2,600,783
04/02/2029	5.150%	2,280,000	2,215,447
OneMain Finance Corp.
05/15/2030	6.125%	1,410,000	1,377,927

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PennyMac Financial Services, Inc.(a)
11/15/2030	7.125%	6,754,000	6,739,150
02/15/2033	6.875%	1,413,000	1,353,406
Rocket Cos, Inc.(a)
08/01/2030	6.125%	2,700,000	2,726,495
08/01/2033	6.375%	2,840,000	2,869,646
Takeoff Merger Sub, Inc.(a)
03/24/2031	4.850%	4,870,000	4,811,724
UWM Holdings LLC(a)
03/15/2031	6.250%	2,884,000	2,626,555
Total			123,324,099
Food and Beverage 0.4%
Flowers Foods, Inc.
03/15/2035	5.750%	2,125,000	2,027,261
Maple Parent Holdings Corp.(a)
03/26/2031	5.050%	2,230,000	2,219,864
03/26/2036	5.700%	5,401,000	5,360,020
Mars, Inc.(a)
05/01/2045	5.650%	2,935,000	2,896,368
05/01/2055	5.700%	1,689,000	1,646,459
Total			14,149,972
Gaming 0.7%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	6,076,000	5,847,117
GLP Capital LP/Financing II, Inc.
02/15/2033	5.250%	3,913,000	3,829,047
03/01/2036	5.625%	2,800,000	2,723,118
International Game Technology PLC(a)
01/15/2029	5.250%	7,240,000	7,183,334
Scientific Games International, Inc.(a)
11/15/2029	7.250%	4,621,000	4,717,745
Total			24,300,361
Health Care 1.8%
Abbott Laboratories
03/15/2036	4.650%	4,992,000	4,877,196
03/15/2056	5.500%	3,750,000	3,677,385
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	6,515,000	6,348,040
Baxter International, Inc.
12/15/2030	4.900%	3,235,000	3,190,470
12/15/2035	5.650%	1,817,000	1,775,323
CVS Health Corp.
09/15/2035	5.450%	1,667,000	1,672,618
06/01/2044	6.000%	3,775,000	3,706,199
CVS Health Corp.(f)
03/10/2055	7.000%	2,254,000	2,319,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
11/15/2035	4.900%	5,197,000	5,027,258
03/01/2055	6.200%	1,217,000	1,204,831
Hologic, Inc.(a)
02/15/2029	3.250%	3,014,000	3,014,000
Icon Investments Six DAC
05/08/2027	5.809%	965,000	969,642
IQVIA, Inc.(a)
05/15/2027	5.000%	5,455,000	5,440,329
IQVIA, Inc.
02/01/2029	6.250%	3,117,000	3,240,894
Kaiser Foundation Hospitals
06/01/2051	3.002%	2,365,000	1,515,351
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	9,317,000	9,494,146
Novant Health, Inc.
11/01/2051	3.168%	2,820,000	1,843,552
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	1,628,000	1,596,595
Total			60,913,555
Healthcare Insurance 0.5%
Centene Corp.
12/15/2029	4.625%	3,600,000	3,417,456
Humana, Inc.(f)
09/15/2056	6.625%	3,495,000	3,359,759
UnitedHealth Group, Inc.
06/15/2035	5.300%	1,889,000	1,927,018
07/15/2044	5.500%	3,941,000	3,798,325
04/15/2053	5.050%	4,720,000	4,152,005
Total			16,654,563
Home Construction 0.2%
Ashton Woods USA LLC /Finance Co.(a)
08/01/2033	6.875%	1,937,000	1,869,791
K Hovnanian Enterprises, Inc.(a)
10/01/2033	8.375%	482,000	476,602
KB Home
11/15/2029	4.800%	1,452,000	1,414,152
Taylor Morrison Communities, Inc.(a)
11/15/2032	5.750%	1,656,000	1,660,227
Total			5,420,772
Independent Energy 0.9%
Antero Resources Corp.
02/01/2036	5.400%	3,675,000	3,618,560
Azule Energy Finance PLC(a)
01/22/2031	8.250%	1,389,000	1,401,113
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	2,026,000	2,028,709
Matador Resources Co.(a)
04/15/2032	6.500%	2,550,000	2,577,134
Occidental Petroleum Corp.
03/15/2040	6.200%	1,820,000	1,856,117
02/15/2047	4.100%	1,405,000	1,008,173
03/15/2048	4.200%	1,820,000	1,358,748
Ovintiv, Inc.
07/15/2053	7.100%	3,180,000	3,439,068
PRIO Luxembourg Holding Sarl(a)
10/15/2030	6.750%	2,487,000	2,424,598
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,825,771
Southwestern Energy Co.
03/15/2030	5.375%	7,302,000	7,365,909
Total			29,903,900
Integrated Energy 0.1%
Cenovus Energy, Inc.
03/20/2036	5.400%	2,462,000	2,447,937
Shell Finance US, Inc.
05/11/2045	4.375%	1,800,000	1,530,059
Total			3,977,996
Leisure 0.4%
Carnival Corp.(a)
08/01/2028	4.000%	5,531,000	5,400,298
05/01/2029	5.125%	3,511,000	3,484,217
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	2,851,000	2,883,877
Total			11,768,392
Life Insurance 1.2%
Allianz SE(a),(f)
09/06/2053	6.350%	4,800,000	4,970,485
Athene Global Funding(a)
07/11/2031	5.526%	2,865,000	2,867,638
CNO Financial Group, Inc.
05/30/2029	5.250%	5,020,000	5,028,501
Corebridge Financial, Inc.(f)
09/15/2054	6.375%	2,468,000	2,420,753
F&G Annuities & Life, Inc.
06/04/2029	6.500%	1,464,000	1,469,847
Global Atlantic Fin Co.(a)
06/15/2033	7.950%	7,505,000	8,062,473
Lincoln National Corp.
06/15/2040	7.000%	2,407,000	2,613,815
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	8,332,000	8,492,855
MetLife, Inc.(f)
Junior Subordinated
08/01/2039	10.750%	3,165,000	4,102,558
Total			40,028,925
Lodging 0.1%
Marriott International, Inc.
05/01/2038	5.100%	2,550,000	2,423,431
Media and Entertainment 2.4%
AppLovin Corp.
12/01/2029	5.125%	1,028,000	1,033,056
12/01/2031	5.375%	4,146,000	4,185,064
12/01/2034	5.500%	3,305,000	3,277,745
Beignet Investor LLC(a)
05/30/2049	6.581%	1,566,000	1,612,782
Discovery Communications LLC
03/20/2028	3.950%	4,819,000	4,648,832
05/15/2029	4.125%	7,170,000	6,947,738
09/20/2037	5.000%	4,010,000	2,899,610
Lamar Media Corp.
02/15/2028	3.750%	4,625,000	4,500,010
Meta Platforms, Inc.
11/15/2032	4.600%	5,710,000	5,650,717
11/15/2035	4.875%	4,000,000	3,923,234
11/15/2045	5.500%	1,865,000	1,766,099
11/15/2055	5.625%	5,140,000	4,814,616
11/15/2065	5.750%	2,725,000	2,527,267
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	8,635,000	8,487,394
Nexstar Media, Inc.(a)
09/15/2033	6.500%	4,007,000	4,037,997
Nexstar Media, Inc.(a),(h)
04/15/2034	7.250%	4,744,000	4,754,338
OAK-Eagle Acquireco, Inc.(a),(h)
07/01/2033	7.250%	1,468,000	1,520,360
07/01/2034	8.750%	979,000	1,023,805
Omnicom Group, Inc.
06/02/2033	5.000%	3,036,000	2,964,445
Univision Communications, Inc.(a)
06/30/2030	7.375%	3,430,000	3,364,154
Viacom, Inc.(f)
Junior Subordinated
02/28/2057	6.250%	3,380,000	2,282,185

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2027	3.755%	3,144,000	3,073,534
Total			79,294,982
Metals and Mining 0.5%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	1,305,000	1,293,213
Commercial Metals Co.(a)
11/15/2033	5.750%	4,570,000	4,531,100
Glencore Funding LLC(a),(h)
07/01/2031	4.900%	2,020,000	2,018,837
04/01/2036	5.508%	4,205,000	4,209,133
Glencore Funding LLC(a)
04/04/2054	5.893%	1,120,000	1,090,474
Rio Tinto Finance USA PLC
03/14/2055	5.750%	2,368,000	2,357,960
Total			15,500,717
Midstream 1.4%
Cheniere Energy, Inc.(a)
07/30/2036	5.200%	1,717,000	1,698,045
07/30/2056	6.000%	2,360,000	2,349,616
Columbia Pipelines Holding Co. LLC(a)
11/17/2032	4.999%	3,460,000	3,437,610
Enbridge, Inc.(f)
01/15/2077	6.000%	8,375,000	8,359,124
Energy Transfer LP(f),(g)
	6.625%	4,990,000	4,969,320
Junior Subordinated
	6.500%	8,288,000	8,272,178
Energy Transfer LP
05/15/2054	5.950%	3,480,000	3,266,396
Energy Transfer Partners LP
12/15/2045	6.125%	3,345,000	3,269,853
Northern Natural Gas Co.(a)
02/01/2054	5.625%	1,510,000	1,433,559
Plains All American Pipeline LP/PAA Finance Corp.
01/15/2036	5.600%	2,544,000	2,552,102
Sunoco LP(a)
05/01/2029	7.000%	2,629,000	2,696,818
03/15/2034	5.875%	1,503,000	1,486,660
Venture Global Plaquemines LNG LLC(a)
06/15/2034	6.500%	946	984
01/15/2036	6.750%	4,129,000	4,368,921
Total			48,161,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.6%
Sempra Energy
06/15/2027	3.250%	4,800,000	4,732,216
Sempra Energy(f)
04/01/2052	4.125%	8,678,000	8,427,461
Snam SpA(a)
05/28/2055	6.500%	2,508,000	2,587,430
Southern Co Gas Capital Corp.
09/15/2035	5.100%	3,600,000	3,553,441
Total			19,300,548
Office REIT 0.5%
Kilroy Realty LP
02/15/2030	3.050%	2,040,000	1,861,939
11/15/2032	2.500%	2,605,000	2,122,783
Piedmont Operating Partnership LP
07/15/2029	6.875%	796,000	833,305
01/15/2033	5.625%	6,920,000	6,726,780
Vornado Realty LP
02/01/2033	5.750%	5,440,000	5,342,795
Total			16,887,602
Other Financial Institutions 0.4%
Atlas Warehouse Lending Co. LP(a)
01/15/2030	6.250%	5,578,000	5,737,248
01/15/2033	5.250%	3,665,000	3,550,483
Atlas Warehouse Lending Co., LP(a)
11/15/2030	4.950%	4,320,000	4,236,994
Total			13,524,725
Other Industry 0.1%
Leland Stanford Junior University (The)
03/01/2035	4.679%	2,500,000	2,479,779
Other REIT 1.0%
American Assets Trust LP
02/01/2031	3.375%	6,870,000	6,193,627
Arbor Realty SR, Inc.(a)
12/15/2028	8.500%	3,515,000	3,454,575
EPR Properties
04/15/2028	4.950%	866,000	865,299
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	6,645,000	6,442,016
07/15/2031	7.000%	9,635,000	9,969,122
Trust 2401(a)
01/23/2032	7.700%	6,165,000	6,565,920
Total			33,490,559
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Amcor Flexibles North America, Inc.
03/12/2036	5.125%	3,782,000	3,674,789
Pharmaceuticals 0.7%
Amgen, Inc.
03/02/2053	5.650%	4,140,000	4,007,013
BioMarin Pharmaceutical, Inc.(a)
02/15/2034	5.500%	2,985,000	2,933,734
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,460,000	3,331,035
GENMAB A/S/FINANCE LLC(a)
12/15/2032	6.250%	4,125,000	4,228,778
12/15/2033	7.250%	1,700,000	1,777,992
Merck & Co, Inc.
09/15/2055	5.700%	2,379,000	2,361,923
Novartis Capital Corp.
03/18/2033	4.600%	2,660,000	2,648,907
03/18/2056	5.700%	1,320,000	1,328,423
Total			22,617,805
Property & Casualty 1.3%
Asurion LLC and Asurion Co-Issuer, Inc.(a)
12/31/2032	8.000%	2,125,000	2,206,148
02/01/2034	8.375%	3,405,000	3,316,557
CNA Financial Corp.
08/15/2035	5.200%	4,757,000	4,656,035
Essent Group Ltd.
07/01/2029	6.250%	8,445,000	8,729,259
Liberty Mutual Group, Inc.(a),(f)
Junior Subordinated
12/15/2051	4.125%	7,385,000	7,237,791
Loews Corp.
04/01/2036	4.940%	3,385,000	3,307,855
NMI Holdings, Inc.
08/15/2029	6.000%	8,205,000	8,384,725
RLI Corp.
06/01/2036	5.375%	4,330,000	4,170,325
Total			42,008,695
Refining 0.1%
Valero Energy Corp.
03/10/2036	5.150%	3,438,000	3,390,675
Retailers 0.9%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	389,000	393,889
08/01/2033	7.375%	5,555,000	5,613,612
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amazon.com, Inc.
03/13/2033	4.550%	4,290,000	4,248,508
03/13/2036	4.875%	3,465,000	3,432,717
Gildan Activewear, Inc.(a)
10/07/2030	4.700%	2,860,000	2,830,242
10/07/2035	5.400%	3,840,000	3,752,777
Lowe’s Cos, Inc.
10/15/2032	4.500%	3,805,000	3,740,844
10/15/2035	4.850%	5,595,000	5,448,647
O’Reilly Automotive, Inc.
03/12/2036	5.100%	1,800,000	1,777,075
Total			31,238,311
Technology 3.1%
Alphabet, Inc.
02/15/2033	4.400%	6,105,000	6,026,801
02/15/2036	4.800%	4,390,000	4,369,256
02/15/2056	5.650%	3,990,000	3,974,122
Concentrix Corp.
08/02/2028	6.600%	8,130,000	8,099,901
CoreWeave, Inc.(a)
06/01/2030	9.250%	3,896,000	3,789,181
Dell International LLC/EMC Corp.
04/01/2032	5.300%	1,584,000	1,608,994
Equinix Europe 2 Financing Corp. LLC
03/15/2033	4.700%	3,935,000	3,824,252
Flex Ltd.
11/13/2035	5.375%	3,745,000	3,686,479
Foundry JV Holdco LLC(a)
01/25/2035	6.250%	3,595,000	3,762,803
01/25/2036	6.100%	2,683,000	2,767,009
01/25/2039	6.300%	4,971,000	5,179,407
Intel Corp.
02/21/2034	5.150%	2,760,000	2,752,160
08/05/2052	4.900%	2,010,000	1,641,173
International Business Machines Corp.
02/03/2056	5.800%	3,090,000	2,956,274
Kyndryl Holdings, Inc.
10/15/2031	3.150%	3,750,000	3,127,812
Marvell Technology, Inc.
01/15/2031	5.300%	9,005,000	9,421,695
Oracle Corp.
09/26/2032	4.800%	7,033,000	6,691,912
05/04/2033	5.350%	3,885,000	3,779,984
09/26/2035	5.200%	3,965,000	3,716,121
02/04/2036	5.700%	1,842,000	1,770,926

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Salesforce, Inc.
09/15/2031	4.900%	5,125,000	5,118,046
03/15/2033	5.200%	3,765,000	3,758,328
03/15/2056	6.550%	2,750,000	2,756,640
Synopsys, Inc.
04/01/2032	5.000%	6,192,000	6,245,045
Workday, Inc.
04/01/2032	3.800%	3,586,000	3,328,653
Total			104,152,974
Transportation Services 0.4%
FedEx Freight Holding Co., Inc.(a)
03/15/2036	5.250%	5,141,000	4,969,961
GXO Logistics, Inc.
05/06/2029	6.250%	6,948,000	7,204,636
05/06/2034	6.500%	2,067,000	2,168,294
Total			14,342,891
Wirelines 0.0%
Verizon Communications, Inc.
11/30/2055	5.875%	1,562,000	1,518,015
Total Corporate Bonds & Notes (Cost $1,419,173,382)			1,404,326,201

Foreign Government Obligations(i),(j) 4.3%

Canada 0.2%
Antares Holdings LP(a)
10/23/2029	6.350%	6,690,000	6,621,738
Colombia 0.5%
Colombia Government International Bond
01/21/2031	6.125%	10,000,000	9,821,577
11/07/2036	7.750%	995,000	1,017,772
Ecopetrol SA
02/01/2032	7.750%	5,249,000	5,307,478
Grupo Energia Bogota SA ESP(a)
10/22/2035	5.750%	2,142,000	2,043,267
Total			18,190,094
France 0.2%
Electricite de France SA(a)
01/26/2039	6.950%	4,809,000	5,354,112
Mexico 0.9%
Comision Federal de Electricidad(a)
01/28/2034	6.045%	2,223,000	2,153,132
Eagle Funding Luxco Sarl(a)
08/17/2030	5.500%	12,412,000	12,459,041
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%		3,221,130	3,222,844
Petroleos Mexicanos
01/28/2031	5.950%		13,669,000	13,061,102
Total				30,896,119
New Zealand 1.4%
New Zealand Government Bond
05/15/2034	4.250%	NZD	42,000,000	23,690,527
05/15/2035	4.500%	NZD	11,250,000	6,400,975
05/15/2036	4.250%	NZD	27,600,000	15,264,594
Total				45,356,096
Romania 0.4%
Romanian Government International Bond(a)
07/04/2036	5.750%		14,000,000	12,979,027
Saudi Arabia 0.7%
Avilease Capital Ltd.(a)
11/12/2030	4.750%		5,875,000	5,721,433
Saudi Government International Bond(a)
01/12/2036	4.875%		17,200,000	16,704,094
Total				22,425,527
Total Foreign Government Obligations (Cost $144,392,981)				141,822,713

Municipal Bonds 1.0%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%		2,250,000	1,472,640
Massachusetts Institute of Technology
Series 2025
06/01/2055	5.618%		925,000	938,692
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%		1,255,000	838,078
University of California College of The Law San Francisco
Revenue Bonds
Series 2026 (BAM)
08/01/2050	5.993%		635,000	637,447
08/01/2055	6.093%		725,000	730,707
Total				4,617,564
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,757,350
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,012,592
Total			2,769,942
Local Appropriation 0.0%
United Nations Development Corp.
Refunding Revenue Bonds
Series 2025A
08/01/2055	6.536%	530,000	559,390
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	675,532
City of New York
Unlimited General Obligation Bonds
Series 2023B-1
10/01/2053	5.828%	3,000,000	3,044,214
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	890,720
Total			4,610,466
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	2,635,000	2,668,681
Other Bond Issue 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2040	5.568%	530,000	542,230
10/01/2045	5.743%	805,000	812,017
Total			1,354,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,859,924
Refunded / Escrowed 0.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	983,560
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,746,845
Special Property Tax 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2054	5.823%	1,470,000	1,488,154
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,691,969
Tobacco 0.1%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	3,015,000	2,668,116
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	3,035,000	2,461,324
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,939,077

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2010B (BAM)
12/01/2045	5.511%	1,295,000	1,281,203
Total			5,681,604
Water & Sewer 0.0%
Metropolitan St. Louis Sewer District
Refunding Revenue Bonds
Series 2019C
05/01/2045	3.259%	1,650,000	1,278,728
Total Municipal Bonds (Cost $40,044,662)			34,979,190

Residential Mortgage-Backed Securities - Agency 24.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Pool
04/01/2054- 02/01/2055	4.500%	52,255,875	50,596,428
Fannie Mae REMICS(k)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	46,244,157	5,785,694
Federal Home Loan Mortgage Corp.
02/01/2038	6.000%	172,620	181,278
02/01/2049- 05/01/2052	3.500%	19,812,622	18,342,686
10/01/2050- 05/01/2051	2.500%	13,886,351	11,806,339
07/01/2051- 02/01/2052	3.000%	23,577,816	20,904,888
08/01/2051	2.000%	8,365,890	6,799,421
05/01/2052- 05/01/2053	4.000%	55,627,568	52,859,846
08/01/2052	5.000%	6,279,908	6,260,280
10/01/2052	4.500%	17,638,953	17,072,239
12/01/2052	5.500%	2,759,187	2,796,432
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	343,291	356,213
05/01/2039	6.500%	97,736	103,294
12/01/2040- 06/01/2052	3.500%	31,540,779	29,233,061
08/01/2041- 05/01/2052	4.000%	29,302,546	27,814,564
05/01/2050- 05/01/2052	3.000%	70,796,479	63,042,225
06/01/2050- 02/01/2052	2.500%	70,740,857	60,681,492
07/01/2051- 03/01/2052	2.000%	24,731,966	20,160,754
07/01/2052- 09/01/2052	4.500%	7,758,045	7,542,640
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2052- 01/01/2053	5.000%	34,823,586	34,599,103
10/01/2052- 03/01/2054	5.500%	38,307,031	38,631,663
Federal National Mortgage Association(c)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.168% 03/01/2047	3.168%	646,400	654,114
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.104% 04/01/2047	3.104%	624,522	631,509
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	4.076%	78,303	78,111
Freddie Mac Pool
08/01/2053- 01/01/2056	5.500%	60,938,051	61,361,877
01/01/2054- 12/01/2054	5.000%	38,337,852	37,873,498
Government National Mortgage Association
02/15/2040- 04/20/2054	4.500%	55,229,290	53,737,538
03/15/2040- 12/20/2054	5.000%	12,705,465	12,646,901
06/20/2042- 05/20/2052	3.500%	10,965,036	10,179,803
05/20/2050- 11/20/2051	3.000%	26,438,689	23,640,216
09/20/2052- 04/20/2054	4.000%	62,704,337	59,100,147
Government National Mortgage Association TBA(h)
04/21/2056	5.000%	17,468,000	17,298,601
Uniform Mortgage-Backed Security TBA(h)
04/13/2056	3.500%	19,325,000	17,714,146
04/13/2056	5.000%	51,494,000	50,779,605
Total Residential Mortgage-Backed Securities - Agency (Cost $827,187,786)			821,266,606

Residential Mortgage-Backed Securities - Non-Agency 12.1%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,828,291
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,123,148	2,107,771
Barclays Mortgage Loan Trust(a),(f)
CMO Series 2026-CES1 Class A1A
01/25/2056	4.845%	14,977,079	14,814,187
Barclays Mortgage Loan Trust(a),(d)
CMO Series 2026-NQM2 Class A1
12/25/2065	4.696%	16,268,435	16,066,783
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(f)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.377%	1,252,058	1,262,888
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	1,341,796	1,344,564
BRAVO Trust(a),(f)
CMO Series 2025-SR1 Class A1
03/25/2030	3.000%	9,138,771	8,853,410
Chase Home Lending Mortgage Trust(a),(d)
CMO Series 2024-9 Class A4
09/25/2055	5.500%	2,687,530	2,686,859
CMO Series 2024-9 Class A6
09/25/2055	5.500%	480,896	479,697
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,048,492	3,040,699
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	3,332,086	3,343,517
CMO Series 2024-CMI1 Class A11
06/25/2054	5.500%	4,483,811	4,482,911
CMO Series 2024-CMI1 Class A5
06/25/2054	5.500%	1,224,722	1,222,230
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	4,782,963	4,811,602
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	5.562%	1,082,039	1,088,225
CMO Series 2024-R06 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 09/25/2044	5.262%	4,101,513	4,102,725
Eagle RE Ltd.(a),(c)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	5.662%	359,888	360,108
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2025-PJ3 Class A4
07/25/2055	6.000%	4,028,229	4,049,167
HOMES Trust(a),(d)
CMO Series 2025-AFC3 Class A1
08/25/2060	4.932%	7,606,805	7,580,275
JP Morgan Mortgage Trust(a),(d)
CMO Series 2025-11 Class A4
05/25/2056	5.500%	11,891,480	11,899,357
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JP Morgan Mortgage Trust Series(a),(f)
CMO Series 2025-CES7 Class A1A
04/25/2056	5.055%	6,061,703	6,030,685
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.175%	118,171	116,100
CMO Series 2006-A4 Class 3A1
06/25/2036	4.479%	645,101	420,379
JPMorgan Mortgage Trust(a),(d)
CMO Series 2023-7 Class A4A
02/25/2054	5.500%	7,889,149	7,887,892
CMO Series 2024-10 Class A4
03/25/2055	5.500%	3,219,137	3,218,650
CMO Series 2024-10 Class A6
03/25/2055	5.500%	1,719,047	1,717,334
CMO Series 2024-12 Class A3
06/25/2055	5.500%	7,130,240	7,094,867
CMO Series 2024-12 Class A4
06/25/2055	6.000%	9,248,836	9,290,486
CMO Series 2024-5 Class A6
11/25/2054	6.000%	1,400,648	1,399,503
CMO Series 2024-6 Class A6
12/25/2054	6.000%	313,283	312,530
CMO Series 2024-CCM1 Class A4A
04/25/2055	5.500%	8,110,357	8,110,270
CMO Series 2024-INV1 Class A4
04/25/2055	6.000%	3,305,630	3,330,877
CMO Series 2025-CCM1 Class A4
06/25/2055	5.500%	10,926,590	10,931,765
CMO Series 2026-ACES1 Class A1
04/25/2066	4.894%	16,872,479	16,726,844
JPMorgan Mortgage Trust(a),(f)
CMO Series 2025 Class A1A
02/25/2056	5.136%	13,697,211	13,643,922
CMO Series 2025-7MPR Class A3
02/25/2056	5.848%	4,345,574	4,327,256
CMO Series 2025-MPR Class A1D
11/25/2055	5.500%	5,798,872	5,794,589
CMO Series 2026-CES1 Class A1A
06/25/2056	4.909%	17,321,158	17,162,309
MFA Trust(a),(f)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	5,489,270	5,500,328
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2023-2 Class A4
06/25/2053	6.000%	8,632,829	8,652,780

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%	8,898,718	8,794,559
OBX Trust(a),(d)
CMO Series 2025-J3 Class A5
10/25/2055	5.000%	6,884,987	6,841,668
PMT Loan Trust(a),(d)
CMO Series 2025-J3 Class A8
11/27/2056	5.500%	7,143,804	7,147,728
CMO Series 2025-J5 Class A5
01/25/2057	5.500%	12,260,326	12,268,684
PRKCM Trust(a),(f)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	3,776,937	3,811,125
PRKCM Trust(a),(d)
CMO Series 2026-AFC1 Class A1
02/25/2061	4.677%	12,339,197	12,192,267
Provident Funding Mortgage Trust(a),(d)
CMO Series 2024-1 Class A3
12/25/2054	5.500%	6,359,625	6,361,563
CMO Series 2025-2 Class A4
06/25/2055	5.500%	6,720,263	6,721,139
RCKT Mortgage Trust(a)
CMO Series 2024-CES1 Class A1A
02/25/2044	6.025%	3,485,891	3,500,293
RCKT Mortgage Trust(a),(f)
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	8,962,281	8,997,793
CMO Series 2026-CES2 Class A1A
02/01/2056	4.762%	14,397,993	14,214,924
Santander Mortgage Asset Receivable Trust(a),(f)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	14,976,264	14,880,831
CMO Series 2026-CES1 Class A1A
01/01/2056	4.876%	12,804,450	12,676,817
Santander Mortgage Asset Receivable Trust(a),(d)
CMO Series 2026-NQM2 Class A1
01/25/2066	4.704%	9,276,388	9,173,583
Sequoia Mortgage Trust(a),(d)
CMO Series 2024-10 Class A11
11/25/2054	5.500%	801,770	800,562
CMO Series 2024-10 Class A5
11/25/2054	5.500%	1,703,546	1,703,301
CMO Series 2024-6 Class A11
07/27/2054	6.000%	3,146,997	3,147,157
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-7 Class A5
08/25/2054	6.000%	2,516,378	2,523,830
CMO Series 2024-9 Class A5
10/25/2054	5.500%	947,814	948,320
CMO Series 2025-11 Class A5
11/25/2055	5.000%	13,361,326	13,275,487
Towd Point Mortgage Trust(a),(d)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	3,525,492	3,531,309
Verus Securitization Trust(a),(f)
CMO Series 2024-4 Class A1
06/25/2069	6.218%	2,474,324	2,493,838
CMO Series 2026-2 Class A3
02/25/2071	5.047%	19,045,534	18,792,617
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $406,455,133)			404,894,027

U.S. Treasury Obligations 5.8%

U.S. Treasury(l)
12/15/2027	4.000%	3,000,000	3,008,203
06/15/2028	3.875%	28,000,000	28,041,563
U.S. Treasury
03/15/2029	3.500%	12,000,000	11,895,000
11/30/2030	3.500%	38,000,000	37,302,344
12/31/2030	3.625%	16,000,000	15,783,750
02/28/2031	3.500%	38,000,000	37,263,750
02/28/2031	4.250%	55,000,000	55,713,281
03/31/2031	3.875%	4,500,000	4,485,586
Total U.S. Treasury Obligations (Cost $194,831,317)			193,493,477

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(m),(n)	135,849,250	135,794,910
Total Money Market Funds (Cost $135,797,042)		135,794,910
Total Investments in Securities (Cost: $3,448,419,545)		3,408,684,607
Other Assets & Liabilities, Net		(73,026,032)
Net Assets		3,335,658,575
At March 31, 2026, securities and/or cash totaling $28,729,098 were pledged as collateral.
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
55,050,614 NZD	32,126,656 USD	Morgan Stanley	06/17/2026	406,272	—
30,149,244 USD	43,362,220 AUD	Morgan Stanley	06/17/2026	—	(265,187)
62,526,994 AUD	44,358,588 USD	UBS	06/17/2026	1,266,693	—
25,133,502 NZD	14,821,830 USD	UBS	06/17/2026	339,805	—
13,063,303 USD	18,805,820 AUD	UBS	06/17/2026	—	(102,846)
Total				2,012,770	(368,033)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,177	06/2026	USD	134,030,875	—	(2,953,624)
U.S. Treasury 10-Year Note	61	06/2026	USD	6,773,859	3,390	—
U.S. Treasury 2-Year Note	2,660	06/2026	USD	551,804,530	931,443	—
U.S. Treasury 5-Year Note	151	06/2026	USD	16,335,133	—	(2,687)
U.S. Treasury Ultra Bond	1,621	06/2026	USD	188,947,813	—	(6,021,659)
Total					934,833	(8,977,970)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(299)	06/2026	USD	(33,941,172)	—	(201,172)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Goldman Sachs	12/20/2030	5.000	Quarterly	3.648	USD	31,680,000	(51,244)	—	—	—	(51,244)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $1,293,190,675, which represents 38.77% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(e)	Represents a security in default.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(g)	Perpetual security with no specified maturity date.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Principal and interest may not be guaranteed by a governmental entity.

CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Fidelity Institutional AM® Total Bond Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	83,371,534	611,920,997	(559,495,489)	(2,132)	135,794,910	(1,145)	792,654	135,849,250
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – Fidelity Institutional AM® Total Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7028_(05/26)